Receivables (Details) - Schedule of Receivables - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Trade receivable	$ 20,709	$ 33,089	$ 4,180
Sales taxes receivable	8,361	3,072
Total	$ 29,070	$ 36,161	$ 12,854